Derivatives and Hedging (Current Period Cash Flow Hedges in AOCI (loss) before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	$ 4,701,980
Ending Balance	8,044,278	$ 4,701,980
Accumulated Gain (Loss), Net, Cash Flow Hedge
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning Balance	110,565	11,934	$ 138,627
Total amount recorded in AOCI	(263,833)	184,122	(109,717)
Total amount reclassified from AOCI to income	20,578	(85,491)	(16,976)
Ending Balance	(132,690)	110,565	11,934
Interest Rate Contract | Accumulated Gain (Loss), Net, Cash Flow Hedge
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Total amount recorded in AOCI	30	(69)	(44)
Total amount reclassified from AOCI to income	60	115	116
Currency/Interest Rate | Accumulated Gain (Loss), Net, Cash Flow Hedge
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Total amount recorded in AOCI	(263,863)	184,191	(109,673)
Total amount reclassified from AOCI to income	$ 20,518	$ (85,606)	$ (17,092)